Trade and other receivables - Summary of trade and other receivables, amounts falling due after more than one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Trade and receivables [Abstract]
Prepayments	£ 2.2	£ 3.9
Fair value of derivatives	15.3	0.6
Other debtors	139.3	214.1
Trade and other receivables	£ 156.8	£ 218.6